Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024	December 31, 2023
	USD	USD
Cash on hand	7,099	5,224
Cash at bank	993,185	951,751
Total cash and cash equivalents	1,000,284	956,975